Commitments - Related to vessels under construction and reliquefaction (Details) - USD ($) $ in Thousands	Mar. 08, 2016	Dec. 31, 2018	Dec. 17, 2018	Dec. 31, 2017	Nov. 01, 2015
Commitments
Tangible fixed assets		$ 4,323,582		$ 3,772,566
Ship building contracts with Samsung
Commitments
Capital commitment		1,553,065
MSL
Commitments
Tangible fixed assets			$ 2,004
Liabilities			2,004
MSL | ALAT reliquefaction | GAS-twenty two Ltd. and GAS-twenty three Ltd.
Commitments
Amount to be reimbursed for installation of reliquefaction plants on vessels, as a percent	50.00%
Aggregate commitment to be reimbursed per vessel	$ 3,200
MSL | ALAT reliquefaction | GAS-twenty two Ltd.
Commitments
Aggregate commitment to be reimbursed per vessel			3,200
MSL | Newbuildings and/or modifications to existing vessels
Commitments
Capital commitment			$ 1,196		$ 2,654
MSL | Newbuildings and/or modifications to existing vessels | Maximum
Commitments
Capital commitment					$ 3,801
Not later than one year | Ship building contracts with Samsung
Commitments
Capital commitment		430,600
Later than one year and not later than three years | Ship building contracts with Samsung
Commitments
Capital commitment		$ 1,122,465